Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Fair Value, Assets	$ 1,349	$ 1,546
Fair Value, Liabilities	1,598	2,178
Asset and Liability Management Positions [Member]
Derivative [Line Items]
Notional Value, Assets	28,119	35,234
Fair Value, Assets	189	363
Notional Value, Liabilities	14,730	26,808
Fair Value, Liabilities	580	818
Asset and Liability Management Positions [Member] | Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	500	500
Fair Value, Assets	22	30
Derivative Asset Average Remaining Maturity Period	2 years 1 month 2 days	3 years 1 month 2 days
Notional Value, Liabilities
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period
Asset and Liability Management Positions [Member] | Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	7,000	7,000
Fair Value, Assets	26	45
Derivative Asset Average Remaining Maturity Period	10 months 2 days	1 year 10 months 2 days
Notional Value, Liabilities
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period
Asset and Liability Management Positions [Member] | Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	772	32
Fair Value, Assets	26
Derivative Asset Average Remaining Maturity Period	6 years 3 months	9 years 10 months 17 days
Notional Value, Liabilities	4,288	4,528
Fair Value, Liabilities	498	718
Derivative Liability Average Remaining Maturity Period	2 years 5 months 16 days	3 years 9 months 15 days
Asset and Liability Management Positions [Member] | Net Investment Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value, Assets		758
Fair Value, Assets		1
Derivative Asset Average Remaining Maturity Period		26 days
Notional Value, Liabilities	1,056
Fair Value, Liabilities	4
Derivative Liability Average Remaining Maturity Period	15 days
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets		350
Fair Value, Assets		1
Derivative Asset Average Remaining Maturity Period		10 years 2 months 16 days
Notional Value, Liabilities	3,540	3,775
Fair Value, Liabilities	56	14
Derivative Liability Average Remaining Maturity Period	10 years 2 months 19 days	10 years 2 months 16 days
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	2,310	11,164
Fair Value, Assets	9	138
Derivative Asset Average Remaining Maturity Period	26 days	26 days
Notional Value, Liabilities	1,025	2,921
Fair Value, Liabilities	7	13
Derivative Liability Average Remaining Maturity Period	22 days	15 days
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	5,234	6,299
Fair Value, Assets	58	18
Derivative Asset Average Remaining Maturity Period	29 days	1 month 10 days
Notional Value, Liabilities	346	12,223
Fair Value, Liabilities	4	57
Derivative Liability Average Remaining Maturity Period	2 months 1 day	1 month 2 days
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	2,300	2,435
Fair Value, Assets
Derivative Asset Average Remaining Maturity Period	26 days	26 days
Notional Value, Liabilities
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	1,902	4,991
Fair Value, Assets	17	123
Derivative Asset Average Remaining Maturity Period	26 days	1 month 13 days
Notional Value, Liabilities	2	4
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period	29 days	22 days
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	6,813	618
Fair Value, Assets	24	4
Derivative Asset Average Remaining Maturity Period	7 days	11 days
Notional Value, Liabilities	2,121	1,383
Fair Value, Liabilities	4	6
Derivative Liability Average Remaining Maturity Period	7 days	4 days
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Equity Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	79	31
Fair Value, Assets	3
Derivative Asset Average Remaining Maturity Period	1 year 7 months 13 days	2 years 9 months 18 days
Notional Value, Liabilities		27
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period		2 years 5 months 16 days
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Credit Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	1,209	1,056
Fair Value, Assets	4	3
Derivative Asset Average Remaining Maturity Period	4 years 15 days	4 years 6 months 22 days
Notional Value, Liabilities	2,352	1,947
Fair Value, Liabilities	$ 7	$ 10
Derivative Liability Average Remaining Maturity Period	3 years 29 days	3 years 1 month 10 days